Schedule of Intangible Assets Estimated Useful Lives (Details) - Schedule of Intangible Assets Estimated Useful Lives	Dec. 31, 2023
Computer Software, Intangible Asset [Member]
Schedule of Intangible Assets Estimated Useful Lives (Details) - Schedule of Intangible Assets Estimated Useful Lives [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years